FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 10,929,395	$ 10,235,831	$ 8,223,103
Sales and maturities	(436,908)	(551,650)	(459,860)
Foreign exchange	(15,186)	19,286	199,079
Ending balance	16,616,043	10,929,395	10,235,831
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	14,601	14,783	15,729
Change in measurement		228
Sales and maturities	(6,313)	(6,600)	(10,423)
New debt instruments purchased	23,285	6,469	6,693
Remeasurement	10,406	(348)	2,774
Foreign exchange	392	69	10
Ending balance	42,371	14,601	14,783
Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,013	14,174	8,932
Change in measurement		228
Sales and maturities	(6,313)	(6,599)	(6,673)
New debt instruments purchased	19,856	5,235	6,693
Remeasurement	10,872	(89)	4,730
Transfer to stage 1			488
Foreign exchange	317	64	4
Ending balance	37,745	13,013	14,174
Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,588	609	6,797
Change in measurement		0
Sales and maturities		(1)	(3,750)
New debt instruments purchased	3,429	1,234
Remeasurement	(466)	(259)	(1,956)
Transfer to stage 1			(488)
Foreign exchange	75	5	6
Ending balance	$ 4,626	$ 1,588	$ 609